Schedule of Investments ─ IQ MacKay Municipal Insured ETF

July 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds — 98.9%

Alabama — 2.7%
Black Belt Energy Gas District, Revenue Bonds
Series B-2
4.630%, (Municipal Swap Index + 0.65%), due 4/1/53(a)	$2,500,000	$2,449,038
City of Albertville AL, General Obligation Bonds
Series D Insured: BAM
5.000%, due 6/1/48	4,350,000	4,634,801
Mobile County Board of School Commissioners, Special Tax
Insured: BAM
5.000%, due 3/1/26	1,325,000	1,381,041
Series B Insured: BAM
5.000%, due 3/1/40	2,645,000	2,870,597
		11,335,477
Alaska — 0.3%
University of Alaska, Revenue Bonds
Insured: AGM-CR
5.000%, due 10/1/44	1,365,000	1,405,533

Arizona — 1.6%
Arizona Industrial Development Authority, Revenue Bonds
Series A
3.950%, due 2/1/48(a),(b)	4,000,000	4,000,000
Maricopa County Elementary School District No 8 Osborn, General Obligation Bonds
Series A Insured: AGM
5.000%, due 7/1/27	750,000	805,285
Maricopa County Unified School District No 60 Higley, Certificates of Participation
Insured: AGM
4.125%, due 6/1/42	500,000	502,379
4.250%, due 6/1/47	1,500,000	1,502,063
		6,809,727
California — 9.0%
Banning Unified School District, General Obligation Bonds
Series A Insured: AGM
4.000%, due 8/1/46	2,420,000	2,359,661
Bay Area Toll Authority, Revenue Bonds
Series A
2.700%, due 4/1/55(a),(b)	1,800,000	1,800,000
California Health Facilities Financing Authority, Revenue Bonds
5.000%, due 11/15/49	1,850,000	1,883,105
City of Long Beach CA Airport System Revenue, Revenue Bonds
Series C Insured: AGM
5.000%, due 6/1/42	1,000,000	1,061,564
City of San Mateo CA, Special Tax
Insured: BAM
5.250%, due 9/1/37	4,460,000	4,895,969
Coast Community College District, General Obligation Bonds
Insured: AGM
3.170%, due 8/1/26(c)	930,000	846,137
Fontana Unified School District, General Obligation Bonds
Insured: AGM
2.375%, due 8/1/44	2,500,000	1,784,748
	Principal Amount	Value
Municipal Bonds (continued)

California (continued)
Foothill-De Anza Community College District, General Obligation Bonds
Insured: NATL-IBC FGIC
3.170%, due 8/1/29(c)	$1,050,000	$869,450
Grossmont Union High School District, General Obligation Bonds
Series F Insured: AGM
3.590%, due 8/1/34(c)	2,445,000	1,457,770
Indian Wells Redevelopment Agency Successor Agency, Tax Allocation
Series A Insured: NATL
5.000%, due 9/1/33	1,140,000	1,209,744
Indio Finance Authority, Revenue Bonds
Series A Insured: BAM
5.250%, due 11/1/42	1,500,000	1,670,759
Kelseyville Unified School District, General Obligation Bonds
Series C Insured: AGM
3.800%, due 8/1/31(c)	155,000	116,431
Natomas Unified School District, General Obligation Bonds
Insured: AGM
3.000%, due 8/1/47	4,025,000	3,167,698
Oak Grove School District, General Obligation Bonds
Series G-2 Insured: BAM
11.330%, due 6/1/46(c)	4,000,000	1,456,729
Ontario Montclair School District, General Obligation Bonds
Series B Insured: NATL
3.490%, due 8/1/29(c)	390,000	316,900
Poway Unified School District, Special Tax
Insured: BAM
4.125%, due 9/1/47	100,000	98,650
Sacramento City Financing Authority, Tax Allocation
Series A Insured: NATL
3.650%, due 12/1/23(c)	4,945,000	4,885,068
Sacramento City Unified School District, General Obligation Bonds
Insured: AGM
3.740%, due 7/1/24(c)	310,000	299,620
Series A Insured: BAM
5.000%, due 8/1/41	1,865,000	2,037,048
Sweetwater Union High School District, General Obligation Bonds
4.000%, due 8/1/42	965,000	943,721
Vista Unified School District, General Obligation Bonds
Series B Insured: BAM
5.250%, due 8/1/41	3,000,000	3,426,596
Washington Unified School District/Yolo County CA, General Obligation Bonds
Series A Insured: NATL
3.560%, due 8/1/26(c)	1,100,000	989,368
		37,576,736
Colorado — 2.6%
BNC Metropolitan District No 1, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/37	395,000	419,426
Castle Oaks Metropolitan District No 3, General Obligation Bonds
Insured: AGM
4.000%, due 12/1/45	3,000,000	2,879,300

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Colorado (continued)
Crystal Valley Metropolitan District No 2, General Obligation Bonds
Series A Insured: AGM
4.000%, due 12/1/44	$1,700,000	$1,628,262
Gold Hill Mesa Metropolitan District No 2, General Obligation Bonds
Series A Insured: BAM
5.500%, due 12/1/47	600,000	654,492
Grand Junction Regional Airport Authority, Revenue Bonds
Series A Insured: NATL
5.000%, due 12/1/26	500,000	526,178
Grand River Hospital District, General Obligation Bonds
Insured: AGM
5.250%, due 12/1/37	425,000	445,137
Northern Colorado Water Conservancy District, Certificates of Participation
5.000%, due 7/1/42	625,000	678,538
Park 70 Metropolitan District, General Obligation Bonds
5.000%, due 12/1/46	450,000	452,716
Park Creek Metropolitan District, Revenue Bonds
Series A Insured: AGM
4.000%, due 12/1/46	3,255,000	3,154,865
Vauxmont Metropolitan District, General Obligation Bonds
Insured: AGM
5.000%, due 12/15/31	135,000	141,961
		10,980,875
Connecticut — 1.0%
City of Hartford CT, General Obligation Bonds
Series A Insured: AGM
4.000%, due 7/1/34	25,000	25,371
5.000%, due 7/1/24	20,000	20,310
5.000%, due 7/1/27	60,000	62,249
Series B Insured: AGM
5.000%, due 10/1/23	15,000	15,039
Series C Insured: AGM
5.000%, due 7/15/32	20,000	20,805
City of New Britain CT, General Obligation Bonds
Series B Insured: AGM
5.250%, due 9/1/30	100,000	110,003
City of New Haven CT, General Obligation Bonds
Series A Insured: AGM
5.000%, due 8/1/28	1,000,000	1,017,624
5.000%, due 8/1/39	350,000	369,903
Metropolitan District (The), General Obligation Bonds
Series C Insured: AGM
5.000%, due 11/1/29	2,375,000	2,510,643
		4,151,947
District of Columbia — 0.6%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds
Insured: BAM-TCRS
4.580%, due 10/1/37(c)	1,500,000	789,993
Series B Insured: AGM
4.000%, due 10/1/53	2,000,000	1,879,598
		2,669,591
	Principal Amount	Value
Municipal Bonds (continued)

Florida — 3.5%
County of Miami-Dade FL Water & Sewer System Revenue, Revenue Bonds
Series B Insured: BAM-TCRS
4.000%, due 10/1/44	$1,355,000	$1,356,634
County of Miami-Dade Seaport Department, Revenue Bonds
Series A-2 Insured: AGM
3.000%, due 10/1/50	4,090,000	3,000,734
County of Osceola FL Transportation Revenue, Revenue Bonds
Insured: AGM-CR
6.760%, due 10/1/40(c)	1,250,000	569,907
7.040%, due 10/1/41(c)	1,015,000	438,253
County of Pasco FL, Revenue Bonds
Insured: AGM
5.250%, due 9/1/28	1,000,000	1,092,195
5.250%, due 9/1/29	1,000,000	1,111,911
Florida State Board of Governors Florida International University Dormitory Rev, Revenue Bonds
Insured: BAM
5.000%, due 7/1/26	1,050,000	1,104,503
Fort Pierce Utilities Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/41	500,000	547,580
5.000%, due 10/1/42	400,000	438,485
Miami-Dade County Expressway Authority, Revenue Bonds
Insured: BAM-TCRS
5.000%, due 7/1/26	3,180,000	3,219,205
School Board of Miami-Dade County (The), General Obligation Bonds
Series A
5.000%, due 3/15/39	1,645,000	1,687,115
		14,566,522
Georgia — 0.5%
DeKalb Newton & Gwinnett Counties Joint Development Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 7/1/39	2,250,000	2,252,123

Idaho — 0.5%
Idaho Housing & Finance Association, Revenue Bonds
Insured: SCH BD GTY
5.000%, due 5/1/52	1,000,000	1,009,762
5.250%, due 5/1/42	800,000	842,656
		1,852,418
Illinois — 17.7%
Boone, Mchenry & Dekalb Counties Community Unit School District 100, General Obligation Bonds
Insured: BHAC-CR NATL-RE
3.570%, due 12/1/23(c)	395,000	390,315
Chicago Board of Education, General Obligation Bonds
Series A Insured: AGC-ICC FGIC
5.500%, due 12/1/26	1,575,000	1,654,669
Series A Insured: AGM
5.000%, due 12/1/31	500,000	527,802
Chicago Board of Education Dedicated Capital Improvement Tax, Revenue Bonds
5.250%, due 4/1/35	2,750,000	3,072,785

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Illinois (continued)
Chicago O’Hare International Airport, Revenue Bonds
Series A Insured: AGM
5.250%, due 1/1/45	$3,585,000	$3,822,658
Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bonds
Insured: BAM-TCRS
4.000%, due 12/1/50	4,750,000	4,411,213
City of Calumet City IL, General Obligation Bonds
Series A Insured: AGM
4.500%, due 3/1/43	1,000,000	983,014
City of Chicago IL, General Obligation Bonds
Series A
4.000%, due 1/1/35	775,000	765,425
City of Chicago IL Wastewater Transmission Revenue, Revenue Bonds
Series A Insured: NATL
3.790%, due 1/1/27(c)	1,300,000	1,143,451
City of Chicago IL Waterworks Revenue, Revenue Bonds
Insured: BAM-TCRS
5.000%, due 11/1/44	3,220,000	3,242,211
City of Decatur IL, General Obligation Bonds
Insured: BAM
4.000%, due 3/1/40	2,705,000	2,684,827
4.000%, due 3/1/42	3,000,000	2,989,998
City of Joliet IL, General Obligation Bonds
Insured: BAM
5.500%, due 12/15/44	5,000,000	5,635,235
City of Rock Island IL, General Obligation Bonds
Insured: BAM
4.000%, due 12/1/36	1,435,000	1,445,884
City of Waukegan IL, General Obligation Bonds
Series A Insured: BAM
4.000%, due 12/30/36	1,015,000	1,029,115
Cook County High School District No 220 Reavis, General Obligation Bonds
Insured: BAM
4.000%, due 6/1/40	1,250,000	1,213,896
County of Cook IL Sales Tax Revenue, Revenue Bonds
Series A Insured: BAM-TCRS
4.000%, due 11/15/40	780,000	773,792
La Salle County Community Unit School District No 2 Serena, General Obligation Bonds
Insured: BAM
5.500%, due 12/1/38	1,825,000	2,058,266
5.500%, due 10/1/42	1,260,000	1,409,122
Macon County School District No 61 Decatur, General Obligation Bonds
Insured: AGM
5.000%, due 12/1/40	1,305,000	1,359,122
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds
Series A Insured: AGM
5.000%, due 11/1/32	225,000	237,061
Metropolitan Pier & Exposition Authority, Revenue Bonds
Insured: AGM
4.580%, due 6/15/45(c)	720,000	267,334
	Principal Amount	Value
Municipal Bonds (continued)

Illinois (continued)
Northern Illinois University, Revenue Bonds
Insured: BAM
4.000%, due 10/1/32	$500,000	$505,969
4.000%, due 10/1/40	400,000	382,979
4.000%, due 10/1/41	400,000	376,331
Series B Insured: BAM
4.000%, due 4/1/37	1,425,000	1,398,785
Sales Tax Securitization Corp., Revenue Bonds
Series C Insured: BAM-TCRS
5.250%, due 1/1/48	2,500,000	2,638,511
Sangamon & Christian Counties Community Unit School District No 3A Rochester, General Obligation Bonds
Insured: BAM
5.500%, due 2/1/47	1,590,000	1,735,891
Sangamon & Morgan Counties Community Unit School District No 16 New Berlin, General Obligation Bonds
Series A Insured: AGM
5.000%, due 12/1/43	1,440,000	1,528,237
5.000%, due 12/1/46	1,800,000	1,899,003
Southern Illinois University, Revenue Bonds
Insured: BAM
4.000%, due 4/1/40	1,000,000	939,863
Series A Insured: NATL
4.640%, due 4/1/25(c)	390,000	361,252
Southwestern Illinois Development Authority, Revenue Bonds
Insured: BAM
5.500%, due 12/1/40	2,700,000	3,011,887
State of Illinois, General Obligation Bonds
5.750%, due 5/1/45	1,000,000	1,092,870
Insured: BAM-TCRS
4.000%, due 6/1/41	3,300,000	3,194,364
Insured: NATL
6.000%, due 11/1/26	500,000	523,782
Town of Cicero IL, General Obligation Bonds
Insured: BAM
5.000%, due 1/1/30	475,000	503,280
Union Alexander Massac Pulaski Etc Counties Community College District No 531, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/24	1,115,000	1,134,927
Village of McCook IL, General Obligation Bonds
Series B Insured: AGM
5.000%, due 12/1/26	1,875,000	1,952,725
Will County Community Unit School District No 201-U Crete-Monee, General Obligation Bonds
Series 201-U Insured: AGM
5.250%, due 9/1/42	3,735,000	4,052,625
Will County School District No 114 Manhattan, General Obligation Bonds
Insured: BAM
5.500%, due 1/1/45	3,765,000	4,206,767
Williamson County Community Unit School District No 1 Johnston City, General Obligation Bonds
Insured: AGM
3.810%, due 12/1/26(c)	590,000	520,226
3.940%, due 12/1/25(c)	590,000	538,628
		73,616,097

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Indiana — 1.4%
Evansville Waterworks District, Revenue Bonds
Series A Insured: BAM
4.250%, due 1/1/49	$1,000,000	$1,010,144
5.000%, due 7/1/47	2,000,000	2,138,002
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds
Insured: NATL
5.250%, due 1/1/24	2,500,000	2,519,236
		5,667,382
Iowa — 3.7%
Burlington Community School District Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: BAM
4.000%, due 6/1/41	1,940,000	1,879,230
City of Orange City IA Water Revenue, Revenue Bonds
Series B Insured: AGM
4.000%, due 6/1/37	650,000	652,043
4.250%, due 6/1/42	1,165,000	1,179,441
City of West Des Moines IA, General Obligation Bonds
Series B
2.000%, due 6/1/40	1,280,000	926,198
Clinton Community School District Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: AGM
4.000%, due 7/1/41	2,100,000	2,082,071
College Community School District Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: BAM
4.000%, due 6/1/41	750,000	743,272
Jesup Community School District, General Obligation Bonds
Insured: AGM
3.000%, due 6/1/31	580,000	570,052
3.250%, due 6/1/32	600,000	595,384
3.375%, due 6/1/33	620,000	615,432
4.000%, due 6/1/40	805,000	797,039
4.000%, due 6/1/41	835,000	831,532
4.000%, due 6/1/42	870,000	863,168
Sioux City Community School District Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: BAM
3.000%, due 10/1/23	840,000	838,858
3.000%, due 10/1/24	2,500,000	2,483,851
West Delaware County Community School District Sales & Services Tax Revenue, Revenue Bonds
Insured: BAM
4.125%, due 6/1/41	325,000	325,584
5.000%, due 6/1/26	170,000	177,905
		15,561,060
Kansas — 0.3%
Wyandotte County Unified School District No 203 Piper, General Obligation Bonds
Insured: AGM
5.000%, due 9/1/40	1,050,000	1,160,902
	Principal Amount	Value
Municipal Bonds (continued)

Kentucky — 1.2%
Kentucky Bond Development Corp., Revenue Bonds
Insured: BAM
5.000%, due 9/1/38	$1,045,000	$1,132,864
5.000%, due 9/1/49	1,000,000	1,055,140
Kentucky Economic Development Finance Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 6/1/37	500,000	484,989
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds
Insured: BAM
4.000%, due 6/1/36	100,000	101,338
Paducah Electric Plant Board, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/34	1,000,000	1,040,358
Woodford County School District Finance Corp., Revenue Bonds
Series A Insured: BAM
6.000%, due 8/1/28	1,040,000	1,182,744
		4,997,433
Louisiana — 0.2%
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds
Insured: BAM
5.000%, due 12/1/25	535,000	554,154
Series C Insured: BAM
5.000%, due 12/1/32	125,000	133,541
		687,695
Maine — 0.6%
Finance Authority of Maine, Revenue Bonds
Series A-1 Insured: AGC
5.000%, due 12/1/26	150,000	155,979
Maine Health & Higher Educational Facilities Authority, Revenue Bonds
Insured: AGM ST AID WITHHLDG
5.500%, due 7/1/40	1,180,000	1,315,869
5.500%, due 7/1/42	1,000,000	1,106,837
		2,578,685
Massachusetts — 0.2%
Commonwealth of Massachusetts, Revenue Bonds
Insured: NATL
5.500%, due 1/1/25	580,000	597,082

Michigan — 0.7%
City of Saginaw MI Water Supply System Revenue, Revenue Bonds
Insured: AGM
4.000%, due 7/1/26	1,070,000	1,088,289
Grandville Public Schools, General Obligation Bonds
Insured: AGM
5.000%, due 5/1/40	1,750,000	1,781,973
		2,870,262
Minnesota — 0.1%
City of Buffalo MN, General Obligation Bonds
Series A Insured: BAM
4.000%, due 11/1/24	325,000	325,632

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Mississippi — 0.1%
Mississippi Development Bank, Revenue Bonds
Insured: BAM
5.250%, due 10/1/38	$460,000	$491,312

Missouri — 2.0%
Hazelwood School District, General Obligation Bonds
Series A Insured: BAM
5.000%, due 3/1/38	2,925,000	3,248,792
Hickman Mills C-1 School District, General Obligation Bonds
Insured: BAM
5.750%, due 3/1/41	1,960,000	2,205,224
Kansas City Municipal Assistance Corp., Revenue Bonds
Series B1 Insured: AMBAC
3.460%, due 4/15/26(c)	1,720,000	1,567,460
Wright City R-II School District, General Obligation Bonds
Insured: AGM
6.000%, due 3/1/42	1,000,000	1,191,374
		8,212,850
Nevada — 0.3%
City of Reno NV, Revenue Bonds
Series A-1 Insured: AGM
4.000%, due 6/1/46	1,150,000	1,096,057
5.000%, due 6/1/32	265,000	279,313
		1,375,370
New Hampshire — 0.2%
New Hampshire Health and Education Facilities Authority Act, Revenue Bonds
Insured: BAM
5.000%, due 7/1/37	840,000	942,468

New Jersey — 6.0%
Berlin Borough School District, General Obligation Bonds
Insured: AGM SCH BD RES FD
4.000%, due 3/1/39	1,210,000	1,220,932
4.000%, due 3/1/40	1,255,000	1,266,399
4.000%, due 3/1/41	1,310,000	1,322,514
4.000%, due 3/1/42	1,360,000	1,371,295
City of Orange Township NJ, General Obligation Bonds
Insured: AGM ST AID WITHHLDG
4.000%, due 12/1/24	675,000	680,258
City of Union City NJ, General Obligation Bonds
Insured: AGM
0.050%, due 8/1/24	540,000	513,324
Kenilworth School District, General Obligation Bonds
Insured: BAM SCH BD RES FD
4.000%, due 8/15/39	1,020,000	1,024,343
4.250%, due 8/15/45	1,450,000	1,469,778
Maywood School District, General Obligation Bonds
Insured: BAM SCH BD RES FD
3.000%, due 7/15/32	1,240,000	1,227,206
3.000%, due 7/15/33	1,000,000	985,400
New Jersey Building Authority, Revenue Bonds
Series A Insured: BAM
5.000%, due 6/15/25	1,500,000	1,544,202
	Principal Amount	Value
Municipal Bonds (continued)

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Revenue Bonds
4.000%, due 6/15/50	$3,000,000	$2,837,101
Series C Insured: BHAC-CR AMBAC
3.640%, due 12/15/24(c)	605,000	575,738
Series C Insured: BHAC-CR MBIA
3.470%, due 12/15/27(c)	1,305,000	1,122,588
Series C Insured: BHAC-CR NATL
3.570%, due 12/15/30(c)	300,000	231,072
North Hudson Sewerage Authority, Revenue Bonds
Insured: AGM
5.000%, due 6/1/26	830,000	872,727
Series A Insured: NATL
3.440%, due 8/1/25(c)	1,450,000	1,354,196
South Jersey Transportation Authority, Revenue Bonds
Insured: BAM
5.000%, due 11/1/37	500,000	556,285
5.250%, due 11/1/52	2,250,000	2,465,943
Weehawken Township Board of Education, General Obligation Bonds
Insured: AGM SCH BD RES FD
4.000%, due 7/15/41	1,140,000	1,134,304
4.000%, due 7/15/42	1,200,000	1,184,782
		24,960,387
New York — 4.7%
Amherst Development Corp., Revenue Bonds
Insured: BAM
4.000%, due 10/1/42	3,905,000	3,805,349
City of Long Beach NY, General Obligation Bonds
Series B Insured: BAM
5.250%, due 7/15/35	400,000	442,516
5.250%, due 7/15/36	300,000	328,201
5.250%, due 7/15/37	325,000	352,398
5.250%, due 7/15/42	1,800,000	1,906,327
City of New York NY, General Obligation Bonds
Series A-1 Insured: BAM-TCRS
4.000%, due 8/1/44	1,085,000	1,071,340
City of Yonkers NY, General Obligation Bonds
Series G Insured: BAM
5.000%, due 11/15/26	335,000	355,800
County of Nassau NY, General Obligation Bonds
Series A Insured: AGM-CR
4.125%, due 4/1/47	3,525,000	3,487,347
Metropolitan Transportation Authority, Revenue Bonds
Series A-1
4.000%, due 11/15/46	600,000	564,227
5.000%, due 11/15/29	500,000	515,979
Series B Insured: AMBAC
5.250%, due 11/15/23	1,250,000	1,254,543
Series E
4.000%, due 11/15/45	450,000	425,587
New York City Industrial Development Agency, Revenue Bonds
Insured: NATL
3.829%, due 3/1/24(a),(b)	1,500,000	1,510,777
Series A Insured: AGM
3.000%, due 3/1/49	1,265,000	944,558

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

New York (continued)
New York Liberty Development Corp., Revenue Bonds
Insured: BAM-TCRS
4.000%, due 2/15/43	$1,480,000	$1,454,855
New York State Dormitory Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 10/1/36	5,000	5,299
Oneida County Local Development Corp., Revenue Bonds
Series A Insured: AGM
3.000%, due 12/1/44	305,000	235,976
Port Authority of New York & New Jersey, Revenue Bonds
Series 231
5.500%, due 8/1/52	765,000	834,838
		19,495,917
North Carolina — 2.6%
Charlotte-Mecklenburg Hospital Authority (The), Revenue Bonds
Series H
3.950%, due 1/15/48(a),(b)	2,975,000	2,975,000
Greater Asheville Regional Airport Authority, Revenue Bonds
Series A Insured: AGM
5.250%, due 7/1/41	3,250,000	3,500,933
North Carolina Eastern Municipal Power Agency, Revenue Bonds
Series B Insured: NATL
6.000%, due 1/1/25	1,000,000	1,034,053
North Carolina Turnpike Authority, Revenue Bonds
Insured: AGM
5.000%, due 1/1/49	3,325,000	3,432,142
		10,942,128
Ohio — 2.9%
City of Toledo OH, General Obligation Bonds
Insured: AGM
5.500%, due 12/1/42	3,000,000	3,364,998
Cloverleaf Local School District, Certificates of Participation
Insured: BAM
5.375%, due 12/1/39	1,780,000	1,906,359
5.500%, due 12/1/42	955,000	1,025,041
County of Cuyahoga OH, Revenue Bonds
5.000%, due 2/15/28	500,000	512,337
Green Local School District/Summit County, Certificates of Participation
Insured: AGM
5.500%, due 11/1/47	3,000,000	3,279,586
State of Ohio, General Obligation Bonds
Series B
5.000%, due 8/1/24	1,065,000	1,084,177
State of Ohio, Revenue Bonds
Insured: AGM
5.000%, due 12/31/26	1,000,000	1,015,740
		12,188,238
Oregon — 0.7%
Multnomah County School District No 1 Portland, General Obligation Bonds
Series J Insured: SCH BD GTY
5.000%, due 6/15/24	1,605,000	1,629,261
	Principal Amount	Value
Municipal Bonds (continued)

Oregon (continued)
Umatilla County School District No 6R Umatilla, General Obligation Bonds
Insured: SCH BD GTY
4.660%, due 6/15/43(c)	$3,000,000	$1,188,056
		2,817,317
Pennsylvania — 6.6%
Bucks County Industrial Development Authority, Revenue Bonds
Insured: AGM-CR
4.000%, due 8/15/44	1,030,000	1,002,831
City of Philadelphia PA Airport Revenue, Revenue Bonds
Insured: AGM
4.000%, due 7/1/39	1,335,000	1,298,678
Coatesville School District, General Obligation Bonds
Insured: AGM ST AID WITHHLDG
5.000%, due 8/1/25	300,000	310,414
County of Lehigh PA, Revenue Bonds
Insured: AGM-CR
4.000%, due 7/1/49	1,500,000	1,417,297
County of Luzerne PA, General Obligation Bonds
Series A Insured: AGM
5.000%, due 11/15/24	2,480,000	2,528,963
Delaware Valley Regional Finance Authority, Revenue Bonds
Series B Insured: AMBAC
5.700%, due 7/1/27	375,000	410,817
Erie City Water Authority, Revenue Bonds
Insured: BAM
4.000%, due 12/1/37	1,075,000	1,082,341
Indiana County Industrial Development Authority, Revenue Bonds
Insured: BAM
5.000%, due 5/1/31	870,000	949,112
5.000%, due 5/1/33	575,000	625,004
Mckeesport Area School District, General Obligation Bonds
Series C Insured: AMBAC ST AID WITHHLDG
4.010%, due 10/1/25(c)	1,100,000	1,009,127
Montgomery County Higher Education and Health Authority, Revenue Bonds
Insured: AGM-CR
4.000%, due 9/1/44	1,140,000	1,106,762
Pennsylvania Economic Development Financing Authority, Revenue Bonds
Insured: AGM
5.500%, due 6/30/42	3,625,000	4,048,421
Series B Insured: BAMTCRS
3.650%, due 1/1/31(c)	775,000	592,546
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
Series A Insured: AGC
4.307%, (3-Month LIBOR + 0.60%), due 7/1/27(a)	110,000	108,736
Pennsylvania Turnpike Commission, Revenue Bonds
Series A Insured: BAM-TCRS
5.000%, due 12/1/44	1,595,000	1,689,763
Pittsburgh Water & Sewer Authority, Revenue Bonds
Insured: AGM
5.000%, due 9/1/33	1,250,000	1,470,998
5.000%, due 9/1/37	1,350,000	1,525,657
5.000%, due 9/1/38	1,420,000	1,594,390

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Pennsylvania (continued)
School District of Philadelphia (The), General Obligation Bonds
Series F Insured: BAM
5.000%, due 9/1/27	$5,000	$5,303
Scranton School District, General Obligation Bonds
Series E Insured: BAM ST AID WITHHLDG
5.000%, due 12/1/35	695,000	747,935
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Revenue Bonds
Insured: AGM
5.000%, due 2/1/31	1,165,000	1,297,216
State Public School Building Authority, Revenue Bonds
Insured: BAM
5.250%, due 10/1/44	1,205,000	1,291,631
Westmoreland County Municipal Authority, Revenue Bonds
Insured: BAM
5.000%, due 8/15/38	1,115,000	1,140,623
		27,254,565
Puerto Rico — 0.1%
Puerto Rico Electric Power Authority, Revenue Bonds
Series B Insured: NATL
5.000%, due 7/1/24	25,000	25,005
Series UU Insured: AGM
4.227%, (3-Month LIBOR + 0.52%), due 7/1/29(a)	510,000	475,395
		500,400
Rhode Island — 0.3%
Rhode Island Health and Educational Building Corp., Revenue Bonds
Series A Insured: AGM MUN GOVT GTD
5.000%, due 5/15/25	1,000,000	1,028,339

South Carolina — 1.2%
South Carolina Public Service Authority, Revenue Bonds
Insured: AGM
5.250%, due 12/1/37	2,000,000	2,223,253
5.750%, due 12/1/52	600,000	671,268
Spartanburg County School District No 4, General Obligation Bonds
Insured: SCSDE
5.000%, due 3/1/42	1,830,000	2,023,455
		4,917,976
South Dakota — 2.3%
Baltic School District No 49-1, General Obligation Bonds
Insured: AGM
5.250%, due 12/1/47	1,780,000	1,948,813
5.500%, due 12/1/51	3,080,000	3,408,563
City of Brandon SD Water Utility Revenue, Revenue Bonds
Insured: BAM
4.250%, due 8/1/42	1,470,000	1,487,645
5.500%, due 8/1/47	1,000,000	1,136,311
De Smet School District No 38-2, General Obligation Bonds
Insured: BAM
5.000%, due 8/1/47	1,300,000	1,401,027
		9,382,359
	Principal Amount	Value
Municipal Bonds (continued)

Tennessee — 0.1%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds
5.000%, due 10/1/27	$550,000	$561,607

Texas — 14.4%
Belmont Fresh Water Supply District No 1, General Obligation Bonds
Insured: BAM
4.000%, due 3/1/40	695,000	677,523
4.000%, due 3/1/43	2,280,000	2,203,330
Brazoria County Municipal Utility District No 22, General Obligation Bonds
Insured: BAM
4.000%, due 9/1/43	800,000	771,574
4.000%, due 9/1/44	895,000	858,788
City of Arlington TX Special Tax Revenue, Special Tax
Series A Insured: AGM
5.000%, due 2/15/37	1,500,000	1,594,792
5.000%, due 2/15/48	2,000,000	2,078,174
City of Georgetown TX Utility System Revenue, Revenue Bonds
Insured: BAM
5.250%, due 8/15/48	960,000	1,054,994
City of Temple TX, Tax Allocation
Series A Insured: BAM
4.000%, due 8/1/32	250,000	261,221
City of West TX, General Obligation Bonds
Insured: AGM
6.000%, due 4/1/26	325,000	347,592
6.000%, due 4/1/28	385,000	432,944
Denton Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 8/15/39	3,000,000	2,187,843
2.000%, due 8/15/40	3,000,000	2,138,524
Fort Bend County Municipal Utility District No 134, General Obligation Bonds
Series B Insured: AGM
6.500%, due 3/1/28	390,000	441,627
6.500%, due 3/1/29	340,000	394,548
Galveston County Municipal Utility District No 56, General Obligation Bonds
Insured: AGM
6.875%, due 6/1/29	625,000	737,480
Georgetown Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.500%, due 8/15/35	2,220,000	1,953,527
3.000%, due 8/15/41	2,670,000	2,273,260
Greater Texoma Utility Authority, Revenue Bonds
Insured: AGM
5.000%, due 10/1/29	1,000,000	1,111,934
Insured: BAM
5.000%, due 10/1/30	750,000	847,294
5.000%, due 10/1/31	1,000,000	1,145,953
Guadalupe-Blanco River Authority, Revenue Bonds
Insured: BAM
6.000%, due 8/15/42	1,975,000	2,272,193
Harris County Municipal Utility District No 171, General Obligation Bonds
Insured: BAM
7.000%, due 12/1/28	930,000	1,087,446
7.000%, due 12/1/29	905,000	1,083,818

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
Harris County Municipal Utility District No 423, General Obligation Bonds
Series A Insured: BAM
5.000%, due 4/1/44	$1,800,000	$1,827,562
6.000%, due 4/1/30	350,000	381,528
6.000%, due 4/1/31	350,000	381,686
6.000%, due 4/1/32	375,000	408,825
Harris County Municipal Utility District No 457, General Obligation Bonds
Insured: AGM
4.125%, due 3/1/47	1,670,000	1,551,002
Harris County Municipal Utility District No 489, General Obligation Bonds
Insured: BAM
6.000%, due 9/1/27	980,000	1,077,013
6.000%, due 9/1/28	980,000	1,101,572
6.000%, due 9/1/29	705,000	809,118
Harris County Water Control & Improvement District No 158, General Obligation Bonds
Insured: BAM
5.000%, due 9/1/48	1,500,000	1,542,853
7.000%, due 9/1/27	340,000	384,437
7.000%, due 9/1/28	360,000	418,617
7.000%, due 9/1/29	380,000	454,126
Harris County-Houston Sports Authority, Revenue Bonds
Series A3 Insured: NATL
4.680%, due 11/15/33(c)	1,325,000	737,681
Horizon Regional Municipal Utility District, General Obligation Bonds
Insured: BAM
4.000%, due 2/1/47	2,650,000	2,494,932
Kaufman County Municipal Utility District No 3, General Obligation Bonds
Insured: AGM
5.000%, due 3/1/48	1,560,000	1,592,053
5.125%, due 3/1/46	1,415,000	1,453,570
Lazy Nine Municipal Utility District No 1B, General Obligation Bonds
Series 1B Insured: BAM
4.125%, due 3/1/39	605,000	595,557
Lower Colorado River Authority, Revenue Bonds
Insured: AGM
5.500%, due 5/15/48	1,885,000	2,104,790
Matagorda County Navigation District No 1, Revenue Bonds
Series A Insured: AMBAC
4.400%, due 5/1/30	500,000	509,548
Montgomery County Municipal Utility District No 95, General Obligation Bonds
Insured: BAM
5.000%, due 9/1/41	2,000,000	2,059,380
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
Series B-1 Insured: AGM
4.000%, due 7/1/30	155,000	157,760
Robstown Independent School District, General Obligation Bonds
Insured: PSF-GTD
4.500%, due 2/15/38	700,000	710,720
Texas Municipal Power Agency, Revenue Bonds
Insured: AGM
3.000%, due 9/1/35	1,345,000	1,224,568
	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
Texas Public Finance Authority, Revenue Bonds
Insured: BAM
5.250%, due 5/1/39	$600,000	$654,113
5.250%, due 5/1/42	500,000	539,983
Texas State Technical College, Revenue Bonds
Insured: AGM
5.250%, due 8/1/36	1,015,000	1,160,368
5.500%, due 8/1/42	4,000,000	4,501,423
Williamson County Municipal Utility District No 25, General Obligation Bonds
Insured: AGM
4.500%, due 8/15/44	1,190,000	1,193,473
		59,984,637
Utah — 2.0%
City of Salt Lake City UT Airport Revenue, Revenue Bonds
Series A
5.000%, due 7/1/47	2,660,000	2,706,700
Heber Light & Power Co., Revenue Bonds
Insured: BAM
5.000%, due 12/15/47	4,450,000	4,746,424
Vineyard Redevelopment Agency, Tax Allocation
Insured: AGM
5.000%, due 5/1/25	615,000	632,532
		8,085,656
Virginia — 0.3%
City of Chesapeake VA Water & Sewer System Revenue, Revenue Bonds
2.000%, due 7/1/40	1,480,000	1,066,925

Washington — 1.3%
County of King WA, General Obligation Bonds
3.950%, due 1/1/46(a),(b)	3,100,000	3,100,000
Franklin County School District No 1 Pasco, General Obligation Bonds
Insured: SCH BD GTY
5.500%, due 12/1/40	2,000,000	2,316,807
		5,416,807
Wisconsin — 2.4%
City of Milwaukee WI, General Obligation Bonds
Series N3 Insured: BAM
5.000%, due 4/1/30	1,645,000	1,826,098
Monroe School District, General Obligation Bonds
Insured: AGM
4.000%, due 3/1/42	2,760,000	2,718,820
4.000%, due 3/1/43	2,000,000	1,970,886
Viroqua Area School District, General Obligation Bonds
Insured: AGM
4.000%, due 3/1/40	1,390,000	1,393,391
4.000%, due 3/1/41	1,455,000	1,458,369
Wisconsin Center District, Revenue Bonds
Series A Insured: BAM-TCRS
6.870%, due 12/15/37(c)	1,150,000	613,657
		9,981,221
Total Municipal Bonds
(Cost $408,370,097)		411,269,658

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2023 (unaudited)

	Shares	Value
Short-Term Investment — 0.0%(d)

Money Market Fund — 0.0%(d)

Dreyfus Tax Exempt Cash Management - Institutional, 3.58%(e)
(Cost $83,535)	83,546	$83,535

Total Investments — 98.9%
(Cost $408,453,632)		411,353,193
Other Assets and Liabilities, Net — 1.1%		4,410,157
Net Assets — 100.0%		$415,763,350

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2023.
(b)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(c)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(d)	Less than 0.05%.
(e)	Reflects the 7-day yield at July 31, 2023.

1

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.
BHAC	- Berkshire Hathaway Assurance Corp.
CR	- Custodial Receipts
FGIC	- Financial Guaranty Insurance Co.
IBC	- Insured Bond Certificate
ICC	- Insured Custody Certificate
LIBOR	- London InterBank Offered Rate
MBIA	- MBIA Insurance Corp.
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Permanent School Fund Guaranteed
SCH BD GTY	- School Bond Guaranty Program
SCH BD RES FD	- School Board Resolution Fund
SCSDE	- South Carolina Department of Education
TCRS	- Transferable Custodial Receipts

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Municipal Bonds	$–	$411,269,658	$–	$411,269,658
Short-Term Investment:
Money Market Fund	83,535	–	–	83,535
Total Investments in Securities	$83,535	$411,269,658	$–	$411,353,193

(f)	For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended July 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.